Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 227	$ 190
Interest cost on defined benefit obligation	386	396
Interest income on plan assets	(462)	(459)
Interest expense on effect of asset ceiling	3	1
Plan administration costs	7	8
Net defined benefit plan expense recognized in net income	161	136
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	5	5
Interest cost on defined benefit obligation	20	24
Net defined benefit plan expense recognized in net income	$ 25	$ 29